UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   10/26/01______


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:        $78,543


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AGCO CORP                      COM              001084102      201    22170 SH       SOLE                    22170        0        0
AOL TIME WARNER INC            COM              00184A105     1859    56171 SH       SOLE                    56171        0        0
AMERICAN EXPRESS               COM              025816109      393    13525 SH       SOLE                    13525        0        0
APOLLO GROUP INC               COM              037604105     2093    49803 SH       SOLE                    49803        0        0
ATLAS AIR INC                  COM              049164106      398    40395 SH       SOLE                    40395        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      380     8245 SH       SOLE                     8245        0        0
CARNIVAL CORP                  COM              143658102      510    23150 SH       SOLE                    23150        0        0
CATALINA MARKETING             COM              148867104     4132   147585 SH       SOLE                   147585        0        0
CELESTICA INC                  COM              15101Q108      698    25600 SH       SOLE                    25600        0        0
CENTURYTEL INC                 COM              156700106      394    11750 SH       SOLE                    11750        0        0
CITIGROUP INC                  COM              172967101     1131    27926 SH       SOLE                    27926        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     4558   114661 SH       SOLE                   114661        0        0
DST SYSTEMS                    COM              233326107     3866    89390 SH       SOLE                    89390        0        0
DELL COMPUTER CORP             COM              247025109      441    23775 SH       SOLE                    23775        0        0
ENRON CORP                     COM              293561106     1404    51560 SH       SOLE                    51560        0        0
EXPEDITORS INTL WASH INC       COM              302130109      581    12280 SH       SOLE                    12280        0        0
FIRST DATA CORP                COM              319963104     1918    32925 SH       SOLE                    32925        0        0
GEMSTAR-TV GUIDE INTERNATIONAL COM              36866W106     1344    68197 SH       SOLE                    68197        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832     1541   115609 SH       SOLE                   115609        0        0
HONEYWELL INTL INC             COM              438516106      702    26600 SH       SOLE                    26600        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     4501   129234 SH       SOLE                   129234        0        0
JOHNSON & JOHNSON              COM              478160104     1309    23630 SH       SOLE                    23630        0        0
JONES APPAREL GROUP            COM              480074103     1767    69340 SH       SOLE                    69340        0        0
LABRANCHE & CO INC             COM              505447102      699    31500 SH       SOLE                    31500        0        0
ESTEE LAUDER COS INC CL A      COM              518439104     2716    81920 SH       SOLE                    81920        0        0
LIBERTY MEDIA CORP SER A       COM              530718105     4151   326878 SH       SOLE                   326878        0        0
MBNA CORP                      COM              55262L100     3489   115180 SH       SOLE                   115180        0        0
MGIC INVESTMENT CORP           COM              552848103     3292    50390 SH       SOLE                    50390        0        0
MCDONALDS CORP                 COM              580135101     1774    65350 SH       SOLE                    65350        0        0
MEADE INSTRUMENTS CORP         COM              583062104       39    10200 SH       SOLE                    10200        0        0
MICROSOFT CORP                 COM              594918104     2433    47551 SH       SOLE                    47551        0        0
OAKLEY INC                     COM              673662102      402    32000 SH       SOLE                    32000        0        0
PAYCHEX INC                    COM              704326107     1865    59175 SH       SOLE                    59175        0        0
PFIZER INC                     COM              717081103     2359    58820 SH       SOLE                    58820        0        0
PLANTRONICS                    COM              727493108      193    11300 SH       SOLE                    11300        0        0
SBC COMMUNICATIONS INC         COM              78387G103      893    18942 SH       SOLE                    18942        0        0
STILWELL FINL INC              COM              860831106     2325   119220 SH       SOLE                   119220        0        0
STRYKER CORP                   COM              863667101      524     9900 SH       SOLE                     9900        0        0
TELEPHONE & DATA SYS INC       COM              879433100     4235    44905 SH       SOLE                    44905        0        0
TIFFANY & CO NEW               COM              886547108     1734    80075 SH       SOLE                    80075        0        0
UNITED PARCEL SERVICE          COM              911312106     2506    48205 SH       SOLE                    48205        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     1324    57705 SH       SOLE                    57705        0        0
VERIZON COMMUNICATIONS         COM              92343V104      434     8016 SH       SOLE                     8016        0        0
VIACOM INC CL B                COM              925524308     1382    40072 SH       SOLE                    40072        0        0
VODAFONE GROUP PLC             SPONSORED ADR    92857W100      513    23370 SH       SOLE                    23370        0        0
WATERS CORPORATION             COM              941848103     2481    69370 SH       SOLE                    69370        0        0
WELLS FARGO & CO               COM              949746101      441     9925 SH       SOLE                     9925        0        0
WEYCO GROUP INC                COM              962149100      218     8500 SH       SOLE                     8500        0        0